Convertible Notes and Promissory Notes - Additional Information (Detail) - USD ($)					3 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended		12 Months Ended		21 Months Ended	40 Months Ended
	Dec. 31, 2022	Sep. 23, 2022	Jul. 19, 2022	Jan. 19, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 19, 2022	Jun. 24, 2020	Sep. 25, 2019	Sep. 08, 2018
Debt Disclosure [Line Items]
Amortization of debt discount					$ 703	$ 619,622						$ 2,044,241	$ 1,783,597
Principal amount of debt convertible into equity												15,665,171
Proceeds from convertible debt					0	2,612,514						2,745,974	906,839
Adjustment to additional paid in capital warrants issued					6,112	409,483						409,483
Convertible debt current	$ 2,777,778				2,777,778			$ 2,777,778	$ 7,703,432	$ 2,777,778	$ 7,703,432	2,777,778	$ 7,703,432	$ 7,703,432	$ 7,703,432
Interest expenses including late fees and accelerated payment					262,597
Pay check protection program loan one [member]
Debt Disclosure [Line Items]
Proceeds from other long term debt														$ 220,720
Pay check protection program loan one [member] | Gain loss on the forgiveness of debt [member]
Debt Disclosure [Line Items]
Debt instrument decrease forgiveness									$ 220,720
Pay check protection program loan two [member]
Debt Disclosure [Line Items]
Proceeds from other long term debt											217,460
Pay check protection program loan two [member] | Gain loss on the forgiveness of debt [member]
Debt Disclosure [Line Items]
Debt instrument decrease forgiveness											$ 217,460
Series one convertible notes [member]
Debt Disclosure [Line Items]
Long term debt bearing fixed interest rate percentage									8.00%		8.00%		8.00%	8.00%	8.00%
Convertible debt principal amount outstanding									$ 6,109,560		$ 6,109,560		$ 6,109,560	$ 6,109,560	$ 6,109,560
Unamortized debt discount									0		0		0	0	0
Interest expense on convertible debt					120,517							356,196	488,765
Amortization of debt discount					0							0	1,068,805
Interest payable current									1,473,699		1,473,699		1,473,699	1,473,699	1,473,699
Debt instrument conversion price per share		$ 0.1712
Fair value of shares issued upon conversion of convertible debt		$ 15,595,283
Fair value of derivative upon conversion of convertible debt									1,938,481		1,938,481		1,938,481	1,938,481	1,938,481
Series one convertible notes [member] | New series C two redeemable convertible preferred stock [member]
Debt Disclosure [Line Items]
Minimum proceeds from qualified financing															5,000,000
Debt instrument conversion price as a percentage of issue price of shares																			80.00%
Value considered for conversion of debt into shares									20,000,000		20,000,000		20,000,000	20,000,000	20,000,000
Series one convertible notes [member] | New series C two redeemable convertible preferred stock [member] | Principal Portion [Member]
Debt Disclosure [Line Items]
Principal amount of debt convertible into equity		$ 6,109,560
Debt intrument convertible number of equity instruments issued upon conversion		35,686,682
Series one convertible notes [member] | New series C two redeemable convertible preferred stock [member] | Interest Portion [Member]
Debt Disclosure [Line Items]
Principal amount of debt convertible into equity		$ 1,829,865
Debt intrument convertible number of equity instruments issued upon conversion		10,688,464
Series C two convertible notes [member]
Debt Disclosure [Line Items]
Long term debt bearing fixed interest rate percentage																		8.00%
Minimum proceeds from qualified financing							$ 5,000,000
Debt instrument conversion price as a percentage of issue price of shares																		80.00%
Value considered for conversion of debt into shares							$ 20,000,000
Convertible debt principal amount outstanding									3,440,163		3,440,163		3,440,163	3,440,163	3,440,163
Unamortized debt discount									946,291		946,291		946,291	946,291	946,291
Interest expense on convertible debt						75,560						222,906	226,749
Amortization of debt discount						304,367						1,099,770	714,163
Interest payable current									407,014		407,014		407,014	407,014	407,014
Fair value of shares issued upon conversion of convertible debt		$ 5,717,377
Fair value of derivative upon conversion of convertible debt		$ 1,122,002							1,122,002		1,122,002		1,122,002	1,122,002	1,122,002
Proceeds from convertible debt												523,752	906,839
Write off of debt issuance costs												57,921
Series C two convertible notes [member] | New series C two redeemable convertible preferred stock [member]
Debt Disclosure [Line Items]
Debt instrument conversion price per share		$ 0.1712
Fair value of derivative upon issuance of convertible debt												211,401	285,349
Series C two convertible notes [member] | New series C two redeemable convertible preferred stock [member] | Principal Portion [Member]
Debt Disclosure [Line Items]
Principal amount of debt convertible into equity		$ 3,965,455
Debt intrument convertible number of equity instruments issued upon conversion		23,162,704
Series C two convertible notes [member] | New series C two redeemable convertible preferred stock [member] | Interest Portion [Member]
Debt Disclosure [Line Items]
Principal amount of debt convertible into equity		$ 629,920
Debt intrument convertible number of equity instruments issued upon conversion		3,679,439
Other convertible notes [member]
Debt Disclosure [Line Items]
Long term maturity date																	Jun. 23, 2025
Convertible debt principal amount outstanding									50,000		50,000		50,000	50,000	50,000
Unamortized debt discount									49,078		49,078		49,078	49,078	49,078
Amortization of debt discount					301							1,206	629
Debt intrument convertible number of equity instruments issued upon conversion		343,157
Debt instrument conversion price per share		$ 0.1457
Write off of debt issuance costs												47,872
Debt instrument, face amount																	$ 50,000
Other convertible notes [member] | New series C two redeemable convertible preferred stock [member]
Debt Disclosure [Line Items]
Principal amount of debt convertible into equity		$ 50,000
Fair value of shares issued upon conversion of convertible debt		$ 73,092
Fair value of derivative upon conversion of convertible debt									$ 23,092		$ 23,092		$ 23,092	$ 23,092	$ 23,092
January 2022 convertible notes [member]
Debt Disclosure [Line Items]
Long term debt bearing fixed interest rate percentage			10.00%
Interest expense on convertible debt					125,000	40,123						332,253
Amortization of debt discount					703	$ 314,954						943,265
Fair value of derivative upon conversion of convertible debt	1,110,459							1,110,459		1,110,459		1,110,459
Write off of debt issuance costs								958,899
Long term debt fixed interest rate percentage in case of default			18.00%													18.00%
Long term debt percentage increase in outstanding principal due to default			25.00%
Convertible debt current	2,777,778				2,777,778			2,777,778		2,777,778		2,777,778
Interest expenses including late fees and accelerated payment												1,125,868
Late fees and penalties on convertible debt					$ 137,597							238,059
Accelerated payment amount.												555,556
January 2022 convertible notes [member] | Putian [Member]
Debt Disclosure [Line Items]
Convertible debt current	$ 1,627,749							$ 1,627,749		$ 1,627,749		$ 1,627,749				$ 1,610,413
Equity valuation minimum for consummation of business combination																$ 150,000,000
Number of freely transferrable shares withdrawn	25,000							25,000
Price per share of shares withdrawn																$ 10
January 2022 convertible notes [member] | Common stock [member]
Debt Disclosure [Line Items]
Long term debt bearing fixed interest rate percentage				10.00%
Debt instrument conversion price per share				$ 0.22
Long term debt fixed interest rate percentage in case of default				18.00%
Debt instrument date of first required payment			Jul. 19, 2022
Debt instrument monthly payment			$ 158,730	$ 158,730
Long term debt discount percentage				10.00%
Long term debt commission percentage				8.00%
Class of warrants or rights number of securities covered by warrants or rights				3,771,592
Class of warrants or rights exercise price of warrants or rights				$ 0.01
Class of warrants or rights term				5 years
Class of warrants or rights issued during the period fair value				$ 409,483
Debt instrument discount percentage on conversion price				25.00%
Debt instrument base conversion price	$ 0.11				$ 0.11			$ 0.11		$ 0.11		$ 0.11
Adjustment to additional paid in capital warrants issued								$ 409,483		$ 409,483
January 2022 convertible notes [member] | Common stock [member] | Tranche 1 [member]
Debt Disclosure [Line Items]
Debt instrument, face amount				$ 1,111,111
Class of warrants or rights number of securities covered by warrants or rights				1,885,796
January 2022 convertible notes [member] | Common stock [member] | Tranche 2 [member]
Debt Disclosure [Line Items]
Debt instrument, face amount				$ 1,111,111
Class of warrants or rights number of securities covered by warrants or rights				1,885,796
Two thousand and twenty three promissory notes [Member]
Debt Disclosure [Line Items]
Unamortized debt discount					$ 5,409
Amortization of debt discount					703
Debt instrument, face amount					$ 375,000
Class of warrants or rights exercise price of warrants or rights					$ 0.88
Class of warrants or rights term					5 years
Adjustment to additional paid in capital warrants issued					$ 6,112
Debt instrument, term					12 months
Debt conversion, converted instrument, warrants or options issued					117,646